Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Freedom Lifetime Income II Portfolio
March 31, 2022
VIPFLI-II-NPRT1-0522
1.830295.116
Domestic Equity Funds - 14.6%
	Shares	Value ($)
VIP Contrafund Portfolio Investor Class (a)	16,204	781,353
VIP Equity-Income Portfolio Investor Class (a)	32,135	824,262
VIP Growth & Income Portfolio Investor Class (a)	35,866	937,526
VIP Growth Portfolio Investor Class (a)	8,918	804,010
VIP Mid Cap Portfolio Investor Class (a)	6,107	228,480
VIP Value Portfolio Investor Class (a)	33,001	605,570
VIP Value Strategies Portfolio Investor Class (a)	18,251	295,849
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,659,733)		4,477,050

International Equity Funds - 19.6%
	Shares	Value ($)
VIP Emerging Markets Portfolio Investor Class (a)	232,640	2,542,755
VIP Overseas Portfolio Investor Class (a)	137,790	3,473,696
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $5,001,445)		6,016,451

Bond Funds - 53.2%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	385,320	4,169,164
Fidelity International Bond Index Fund (a)	74,968	713,693
Fidelity Long-Term Treasury Bond Index Fund (a)	69,486	915,828
VIP High Income Portfolio Investor Class (a)	101,766	510,867
VIP Investment Grade Bond Portfolio Investor Class (a)	842,459	10,050,538
TOTAL BOND FUNDS (Cost $16,691,370)		16,360,090

Short-Term Funds - 12.6%
	Shares	Value ($)
VIP Government Money Market Portfolio Investor Class 0.06% (a)(b) (Cost $3,890,321)	3,890,321	3,890,321

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $28,242,869)	30,743,912
NET OTHER ASSETS (LIABILITIES) - 0.0%	12
NET ASSETS - 100.0%	30,743,924

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	4,092,592	476,729	277,015	-	(8,759)	(114,383)	4,169,164
Fidelity International Bond Index Fund	564,604	192,802	12,898	5	(267)	(30,548)	713,693
Fidelity Long-Term Treasury Bond Index Fund	999,535	112,718	89,108	4,953	(7,158)	(100,159)	915,828
VIP Contrafund Portfolio Investor Class	893,388	79,750	95,519	8,177	(7,344)	(88,922)	781,353
VIP Emerging Markets Portfolio Investor Class	2,807,309	267,098	188,673	-	(11,598)	(331,381)	2,542,755
VIP Equity-Income Portfolio Investor Class	944,944	45,499	154,018	1,174	9,402	(21,565)	824,262
VIP Government Money Market Portfolio Investor Class 0.06%	4,284,312	238,748	632,739	171	-	-	3,890,321
VIP Growth & Income Portfolio Investor Class	1,075,654	49,089	190,731	2,022	60,128	(56,614)	937,526
VIP Growth Portfolio Investor Class	913,726	115,049	120,318	41,792	(11,710)	(92,737)	804,010
VIP High Income Portfolio Investor Class	663,459	3,104	129,363	251	(12,127)	(14,206)	510,867
VIP Investment Grade Bond Portfolio Investor Class	11,062,752	803,143	707,332	505,498	(33,542)	(1,074,483)	10,050,538
VIP Mid Cap Portfolio Investor Class	262,132	21,205	32,649	5,908	(2,536)	(19,672)	228,480
VIP Overseas Portfolio Investor Class	3,653,919	449,314	125,885	27,647	(9,949)	(493,703)	3,473,696
VIP Value Portfolio Investor Class	692,431	39,126	128,742	8,793	9,622	(6,867)	605,570
VIP Value Strategies Portfolio Investor Class	339,407	11,701	53,552	2,836	6,664	(8,371)	295,849
	33,250,164	2,905,075	2,938,542	609,227	(19,174)	(2,453,611)	30,743,912

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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